Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES – 73.3%
	BANKS – 29.7%
2,470,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$2,438,359
605,000	Bank of America Corp., 6.250% to 07/26/30 then USD 5 Year Tsy + 2.351%, Series UU(2)	Baa2	614,786
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,018,407
	Citigroup, Inc.
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,556,058
570,000	6.625% to 02/15/31 then USD 5 Year Tsy + 3.001% Series HH(2)	Ba1	578,782
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,431,651
540,000	6.875% to 08/15/30 then USD 5 Year Tsy + 2.890% Series GG(2)	Ba1	561,465
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	649,929
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	923,338
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	918,055
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,291,918
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,266,387
	Citizens Financial Group, Inc.
76,480	6.500% to 10/06/30 then USD 5 Year Tsy + 2.629%,, Series I(2)	Baa3	1,941,827
25,700	7.375%, Series H(2)	Baa3	677,195
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	503,362
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M(1)(2)	BBB+(3)	438,208
93,770	Comerica, Inc., 6.875% to 10/01/30 then USD 5 Year Tsy + 3.125%, Series B(2)	Ba1	2,447,397
	Compeer Financial ACA
250,000	4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	246,179
295,000	7.875% to 02/15/31 then USD 5 Year Tsy + 4.155%, Series C-1(1)(2)	BB+(3)	301,994
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,035,927
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	644,040
435,000	Farm Credit Bank of Texas, 7.000% to 09/15/30 then USD 5 Year Tsy + 3.010%, Series B-6(1)(2)	Baa1	448,713
835,000	First Citizens BancShares, Inc., 7.000% to 12/15/30 then USD 5 Year Tsy + 3.301%, Series D(2)	Ba1	854,336
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	430,936
165,623	Flagstar Bank NA, 6.375% to 03/17/27 then 3-Month USD LIBOR + 3.821%, Series A(2)	B3	3,743,080
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,585,958
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	649,268
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	412,356
925,000	7.186% to 02/10/30 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	930,937
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,186,305
2,500,000	7.560% to 02/10/30 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,512,843
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	349,358
265,000	6.250% to 10/15/30 then USD 5 Year Tsy + 2.653%, Series K(2)	Baa3	266,199
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	873,416

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
550,000	5.000% to 9/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	$547,818
109,439	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	2,711,898
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,162,023
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	633,496
155,674	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	3,834,251
20,000	6.350%, Series K(2)	Baa3	513,200
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	365,820
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	467,005
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,159,849
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	620,423
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,859,627
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,125,845
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,261,490
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	727,801
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	901,140
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,172,534
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,306,784
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	643,424
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,104,984
34,400	UMB Financial Corporation, 7.750% to 07/15/30 then USD 5 Year Tsy + 3.743%, Series B(2)	Baa3	928,800
	Valley National Bancorp
2,022	7.529%, 3-Month CME Term SOFR + 3.840%, Series B(2)(7)	BB-(3)	51,420
30,345	7.801%, 3-Month CME Term SOFR + 4.112%, Series A(2)(7)	BB-(3)	767,425
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	159,576
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	340,228
267	Wells Fargo & Co., 7.500%, Series L(2)(5)	Baa2	323,604
61,532	WesBanco, Inc., 7.375% to 10/01/30 then USD 5 Year Tsy + 3.795%, Series B(2)	Ba2	1,586,910
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	292,572
23,800	Wintrust Financial Corp., 7.875% to 07/15/30 then USD 5 Year Tsy + 3.878%, Series F(2)	BB(6)	616,182
			67,915,098
	FINANCIAL SERVICES – 3.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	455,665
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	902,816
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	515,160

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	$1,212,561
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	763,703
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,143,680
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	731,486
330,000	5.750% to 09/30/27 then 3-Month USD LIBOR + 3.598%, Series A(2)	Ba1	326,140
600,000	6.500% to 09/30/28 then 3-Month USD LIBOR + 3.436%, Series B(2)	Ba1	601,608
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	304,106
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	111,676
			7,068,601
	INSURANCE – 18.2%
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD LIBOR + 4.195%, 05/15/58, Series A-6	Baa2	1,540,255
485,000	American National Group, Inc., 7.000% to 12/01/30 then USD 5 Year Tsy + 3.183%, 12/01/55	BB+(3)	487,579
25,000	Aspen Insurance Holdings, Ltd., 5.625%(2)	Ba1	490,000
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	429,156
147,374	6.350% to 06/30/29 then 3-Month USD LIBOR + 4.253%, Series A(2)	Baa3	3,625,400
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	686,549
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	285,000
	Corebridge Financial, Inc.
620,000	6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	625,134
390,000	6.875% to 12/01/30 then USD 5 Year Tsy + 3.181%, Series A(2)	Ba1	401,508
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A	Ba1	566,837
132,129	Delphi Financial Group, Inc., 7.303%, 3-Month CME Term SOFR + 3.452%, 05/15/37(7)	BBB(3)	3,253,677
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	661,793
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month CME Term SOFR + 4.277%, Series D(2)	BBB-(3)	1,073,710
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	869,581
500,000	Equitable Holdings, Inc., 6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	523,340
196,000	Everest Reinsurance Holdings, Inc., 6.498%, 3-Month CME Term SOFR + 2.647%, 05/15/37(7)	Baa2	185,116
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	416,044
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64(1)	NR(4)	469,969
	Global Atlantic Fin Co.
680,000	7.250% to 03/01/31 then USD 5 Year Tsy + 3.550%, 03/01/56(1)	Baa3	684,332
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	607,317
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	325,875
1,200,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	1,205,856
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	818,681
6,903,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,937,050

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	$426,597
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	429,776
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,932,815
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,128,966
55,898	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	955,856
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,897,922
235,000	Reinsurance Group of America, Inc., 6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	243,783
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,216,352
1,175,000	9.508% to 05/13/30 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,207,217
			41,609,043
	UTILITIES – 13.0%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	708,277
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,485,552
40,895	8.257%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(7)	BB+(3)	1,040,778
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	555,103
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,052,985
1,100,000	6.050% to 03/15/36 then USD 5 Year Tsy + 1.940%, 03/15/56, Series D	Baa3	1,081,316
	Dominion Energy, Inc.
625,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	620,226
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	891,825
21,400	DTE Energy Company, 6.250%, 10/01/85, Series H	Baa3	532,646
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,773,600
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	490,193
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD LIBOR + 5.440%, 06/15/76, Series 2016-A	Ba2	2,830,502
	Entergy Corp.
460,000	6.100% to 06/15/36 then USD 5 Year Tsy + 2.013%, 06/15/56, Series 2025-B	Baa3	460,350
960,000	7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	1,008,637
	EUSHI Finance, Inc.
800,000	6.250% to 04/01/31 then USD 5 Year Tsy + 2.509%, 04/01/56	Ba1	801,799
1,025,000	7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,078,253
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	688,032
355,000	NextEra Energy Capital Holdings, Inc., 6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	369,068
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	633,441
120,277	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	3,029,778
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	679,164
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	492,960
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	487,285

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	$1,425,936
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	630,964
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,619,529
475,000	Spire, Inc., 6.450% to 06/01/36 then USD 5 Year Tsy + 2.327%, 06/01/56, Series B	Baa3	474,763
500,000	TXNM Energy, Inc., 7.000% to 07/31/31 then USD 5 Year Tsy + 3.254%, 07/31/56(1)	Ba1	499,150
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	178,711
87,600	Xcel Energy, Inc., 6.250%, 10/15/85	Baa2	2,186,496
			29,807,319
	ENERGY – 4.0%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	344,470
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,259,136
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,546,461
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	831,741
	Energy Transfer LP
420,000	6.750% to 02/15/36 then USD 5 Year Tsy + 2.475%, 02/15/56, Series B	Baa3	421,830
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,426,009
1,090,000	Phillips 66 Company, 6.200% to 03/15/36 then USD 5 Year Tsy + 2.166%, 03/15/56, Series B	Baa2	1,086,120
505,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55	Ba1	540,084
410,000	Sunoco, L.P., 7.875% to 09/18/30 then USD 5 Year Tsy + 4.230%, Series A(1)(2)	Ba3	421,496
1,350,000	Transcanada Trust, 5.875% to 08/15/26 then 3-Month USD LIBOR + 4.640%, 08/15/76, Series 2016-A	Ba1	1,356,762
			9,234,109
	COMMUNICATIONS – 1.5%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55, Series B	Baa3	778,056
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,605,421
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	591,259
390,000	TELUS Corporation, 7.000% to 10/15/35 then USD 5 Year Tsy + 2.709%, 10/15/55, Series B	Baa3	406,141
			3,380,877
	REITS – 1.9%
26,000	Adamas Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	581,880
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,483,814
10,859	6.375%, Series D(2)	NR(4)	185,146
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,596,688
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	370,764
			4,218,292

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	MISCELLANEOUS – 1.9%
700,000	FMC Corporation, 8.450% to 11/01/30 then USD 5 Year Tsy + 4.366%, 11/01/55	Ba1	$554,632
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	651,000
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,098,130
			4,303,762
	TOTAL PREFERRED SECURITIES (Cost $168,615,838)		167,537,101

	CONTINGENT CAPITAL SECURITIES – 23.2%
	BANKS – 23.2%
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba1	2,631,429
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba1	1,116,788
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	736,773
610,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	630,974
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	658,777
915,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba2	980,663
	Banco Santander SA
6,200,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	6,197,422
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	885,586
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	483,253
	Bank of Montreal
525,000	6.875% to 11/26/30 then USD 5 Year Tsy + 2.976%, 11/26/85, Series 6	Baa3	540,647
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	378,682
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	711,844
	Bank of Nova Scotia
570,000	6.875% to 10/27/35 then USD 5 Year Tsy + 2.734%, 10/27/85, Series 7	Baa3	585,278
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	611,900
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,062,735
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	388,240
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	653,297
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	407,039
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	619,732
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	599,449
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	394,096
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	754,137
1,600,000	7.450% to 06/27/35 then USD 5 Year Tsy + 3.134%, Series 1(1)(2)	Ba1	1,675,021
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	811,120
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	3,009,818
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	567,151

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	$437,763
465,000	7.125% to 09/23/35 then SOFR 5 Year Swap + 3.584%(1)(2)	Baa3	484,498
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,430,918
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	869,844
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	568,573
465,000	7.050% to 12/05/30 then USD 5 Year Tsy + 2.987%(2)	Baa3	484,746
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,174,414
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,485,751
	Lloyds Banking Group PLC
485,000	6.625% to 09/27/35 then USD 5 Year Tsy + 2.681%(2)	Baa3	484,450
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,511,718
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	325,700
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	225,616
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	1,075,698
635,000	6.500% to 11/24/35 then USD 5 Year Tsy + 2.462%, 11/24/85, Series 7	Baa2	635,894
420,000	6.750% to 08/24/30 then USD 5 Year Tsy + 2.815%, 08/24/85, Series 6	Baa2	436,605
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	705,290
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	897,794
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	863,183
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	254,064
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,863,416
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	748,266
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	378,060
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,989,859
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84 Series 4	Baa2	363,799
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	552,688
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BBB-(3)	795,803

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $51,583,550)		53,136,261

	CORPORATE DEBT SECURITIES – 1.3%
	BANKS – 0.7%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	360,180
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	568,244
500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	532,367
			1,460,791

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CORPORATE DEBT SECURITIES (continued)
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	$454,070

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa2	231,877
36,585	6.750%, 06/15/57	Caa2	695,115
			926,992
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,087,952)		2,841,853

	SHORT-TERM INVESTMENTS – 1.5%
	MONEY MARKET FUND – 1.5%
3,472,802	Fidelity Investments Money Market Treasury Portfolio – Class I, 3.66%(8)		3,472,802

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,472,802)		3,472,802

	TOTAL INVESTMENTS – 99.3% (Cost $226,760,142)		$226,988,017
	Other Assets In Excess Of Liabilities – 0.7%		1,701,008
	TOTAL NET ASSETS – 100.0%		$228,689,025

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2025, the total value of these securities is $54,007,271, representing 23.6% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The interest rate shown reflects the rate in effect as of December 31, 2025.
(8)	The rate is the annualized seven-day yield as of December 31, 2025.

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.